STOCKHOLDERS EQUITY (Details Narrative) - USD ($)		12 Months Ended
	Oct. 11, 2019	Jan. 03, 2021	Jul. 04, 2021	Dec. 29, 2019
Stock warrants issued to placement agent		16,401
Stock warrants issued to placement agent, Exercise price		$ 3.30
Stock warrants issued to placement agent, Fair value		$ 15,421
Common shares authorized		50,000,000	50,000,000	50,000,000
Preferred shares authorized		2,000,000	2,000,000	2,000,000
Share Exchange [Member] | Maxim Partners [Member]
Shares issued to related party as consideration		410,000
During 2018 [Member]
Common stock issued to consultants		130,000
During 2018 [Member] | Share Exchange [Member] | BTND, LLC [Member]
Shares issued to related party as consideration		3,298,000
July 30, 2018 [Member] | Share Exchange [Member] | BTND, LLC [Member]
Shares issued to related party as consideration		3,298,000
Private Placement [Member]
Stock warrants issued to placement agent		205,002
Stock warrants issued to placement agent, Exercise price		$ 4.00
Proceed from issuance of common stock		$ 102,501
Warrants and Rights Outstanding, Maturity Date		Jul. 31, 2023
Net proceeds from stock issued		$ 492,266
Officers Directors Employees And Consultants [Member]
Stock warrants issued to placement agent	4,500
Officers Directors Employees And Consultants [Member] | 2019 Incentive Plan [Member]
Common shares reserved for future issuance		500,000